Statements of Stockholders' Equity (Parenthetical)	Dec. 31, 2019 $ / shares
Underwriters
Sale of common stock price per share	$ 10
Founders
Sale of common stock price per share	0.005804
Founders | Private Placement
Sale of common stock price per share	$ 10